MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

March 31, 2022 (Unaudited)

Mutual Funds (80.3%)	Shares	Value

Catalyst/CIFC Floating Rate Income Class I	52,434	$ 498,127
Lord Abbett Bond Debenture Class R6	57,856	448,966
Vanguard High Dividend Yield Index Adm Class	12,821	433,852
Vanguard Utilities Index Adm Class	5,326	432,090
Hartford Strategic Income Class I	51,077	425,473
Artisan High Income Advisor	42,557	412,380
USAA Intermediate-Term Bond	40,949	406,622
BrandywineGLOBAL High Yield Class I	38,601	404,920
PIMCO Inflation Response Multi-Asset Class I	44,150	404,857
Columbia Convertible Securities Class I3	16,036	394,331
PIMCO Low Duration Income Class I	46,110	381,790
Thornburg Limited Term Income Class R6	28,470	374,947
Fidelity Strategic Dividend and Income	21,036	364,973
Payden Corporate Bond	32,083	342,326
Guggenheim Total Return Bond Class P	12,401	328,375
Dodge & Cox Global Bond	28,919	315,511
T Rowe Price Global Multi-Sector Bond Inv Class	28,614	313,897
Janus Henderson Developed World Bond Class T	33,653	311,290
Virtus NewFleet Multi-Sector Short Term Bond Class I	62,011	283,389
Carillion Reams Core Plus Bond Class I	8,423	276,122
AlphaCentric Income Opportunities Class I	22,191	254,975
Vanguard Emerging Markets Bond Adm Class	9,570	232,262

Total Mutual Funds (Cost $ 7,936,800)		8,041,475

Short-Term Securities (17.6%)

Fidelity Institutional Money Market (Cost $ 1,762,821)		1,762,821

Total Short-term Securities		1,762,781

Total Investments in Securities (Cost $ 9,699,621) (97.9%)		9,804,296

Net Other Assets and Liabilities (2.1%)		212,031

Net Assets (100%)		$ 10,016,327

As of March 31, 2022, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$7,936,800
Unrealized appreciation	475,245
Unrealized depreciation	370,570
Net unrealized appreciation (depreciation)	104,675

MH Elite Portfolio of Funds Trust

March 31, 2022 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

MH Elite Income Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 8,041,475	-	-	$ 8,041,475
Short Term Investments	1,762,821	-	-	1,762,821
Total Investments in Securities	$ 9,804,296	-	-	$ 9,804,296

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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